Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
Accrued expenses as of December 31, 2021 and 2020 are composed of the following (in thousands):

	2021	2020
Accrued salaries and other payroll liabilities	$1,025	$46
Accrued accounting and tax liabilities	700	115
Accrued expenses - other	922	447

Total accrued expenses	$2,647	$608